Annual Fund Operating Expenses - Vanguard Mid-Cap Growth Fund - Investor Shares	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.39%	[1]
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.34%	[2]

[1]	The expense information shown in the table has been restated to reflect estimated amounts.
[2]	Tremblant Advisors LP (Tremblant) has contractually agreed to waive 0.05% of its management fee for a period of one year from the date of this Prospectus, at which time Tremblant’s fee will automatically revert to the agreed-upon schedule. The contractual waiver may be terminated prior to November 17, 2026 only upon written agreement of the Fund and Tremblant.